Note 10 - Finance Income and Expense	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
10.	Finance income and expense

	Year Ended June 30		Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Finance income
Foreign exchange gains	2,179	33	-	-
Interest received	-	-	-	4
Total finance income	2,179	33	-	4

	Year Ended June 30		Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Finance expense
Related party loan interest payable	1,986	1,653	387	1,588
Convertible loan notes and preference shares interest payable	1,228	1,185	307	1,284
Waived dividends and interest on convertible preference shares and loan notes	(995)	-	-	-
Financing agreement finance cost payable	-	-	-	206
Debtor invoice finance cost payable	97	174	51	164
Lease liabilities interest payable	92	95	22	1
Bank interest payable	-	-	6	-
Provisions – unwinding of discount	-	-	42	-
Foreign exchange losses	92	-	(19)	-
Other finance costs	90	75	-	-
Total finance expense	2,590	3,182	796	3,243

 Interest paid in the year of $5.3 million includes $2.2 million of accrued interest on Aevitas convertible preference shares and convertible loan notes from prior periods.